Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheet
	December 31, 2022	December 31, 2021
ASSETS
Cash and cash equivalents	$4,110,216	$3,758,618
Due from subsidiaries	9,423,617	7,785,162
Investment in subsidiaries, VIE and VIE’s subsidiaries	16,906,213	21,022,642
Total Assets	$30,440,046	$32,566,422

LIABILITIES AND EQUITY
Total Liabilities	$-	$-

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 20,531,423 and 19,453,423 shares issued and outstanding at December 31, 2022 and 2021, respectively)	2,054	1,946
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 and 5,497,715 shares issued and outstanding at December 31, 2022 and 2021, respectively)	550	550
Additional paid-in capital	24,998,388	22,986,975
Retained earnings	5,439,054	8,379,945
Accumulated comprehensive income	-	1,197,006
Total Shareholders’ Equity	30,440,046	32,566,422
Total Liabilities and Shareholders’ Equity	$30,440,046	$32,566,422

Schedule of parent company statements of operations and comprehensive (loss) Income
	For the Years Ended December 31,
	2022	2021	2020
Equity in (loss) gain of subsidiaries	$(2,919,423)	$266,775	$4,470,613
General and administrative expenses	(23,193)	(32,273)	(12,233)
Interest income	1,725	4,163	-
Net (Loss) Income	$(2,940,891)	238,665	4,458,380

Schedule of parent company statements of cash flows
	For the Years Ended December 31,
	2022	2021	2020
Cash Flows from Operating Activities:
Net Cash Provided by (Used in) Operating Activities	$139,309	$3,737	$(700,873)

Cash Flows from Investing Activities:
Loans repaid from (made to) VIE and its subsidiaries	(1,638,455)	(3,400,000)	(3,690,000)
Net Cash Used in Investing Activities	(1,638,455)	(3,400,000)	(3,690,000)

Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with initial public offering, net off issuance cost	-	-	11,497,654
Proceeds from issuance of common stocks in connection with direct offering, net off issuance cost	1,850,744	-	-
Net Cash Provided by Financing Activities	1,850,744	-	11,497,654

Net increase (decrease) in cash and cash equivalents	351,598	(3,396,263)	7,106,781
Cash and cash equivalents at beginning of year	3,758,618	7,154,881	48,100
Cash and cash equivalents at end of year	$4,110,216	$3,758,618	$7,154,881